Stockholders Deficit (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders Deficit Tables
Schedule of Share-based Compensation

There were no option awards granted, exercised or forfeited in 2015 as noted in the following table.

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted average remaining life in years
Balance, December 31, 2014	7,820,000	$0.01	6.76
Balance, December 31, 2015	7,820,000	$0.01	5.76
Exercises	(20,000)	$0.05
Forfeitures	(600,000)	$0.015
Balance, December 31, 2016	7,200,000	$0.0095	4.40
Exercisable December 31, 2016	7,200,000	$0.0095	4.40

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table summarizes the assumptions we utilized for grants of options to acquire Common Stock:

Assumptions	Employees	Non-Employee Director	Consultants

Expected life (years)	10	5-10	10
Expected volatility (%)	200	200	200
Risk-free interest rate (%)	2.0-3.39	0.93-3.39	2.0
Forfeiture rate (%)	0.0	0.0	0.0
Expected dividend yield	0.0	0.0	0.0
Assumed value per share of common stock on grant date	$0.15	$0.15	$0.125 to $0.15